Capital Stock - Summary of Stock Option Information (Detail) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Outstanding - beginning of year (in shares)	491,098	571,805	579,913
Grants in period (shares)	0	0	0
Exercised (in shares)	(66,770)	(80,707)	(5,080)
Forfeited / expired (in shares)	0	0	(3,028)
Outstanding - end of year (in shares)	424,328	491,098	571,805
Exercisable - end of year (in shares)	424,328	491,098	500,073
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 14.82	$ 14.36	$ 14.32
Granted (in dollars per share)	0	0	0
Exercised (in dollars per share)	16.78	11.54	8.71
Forfeited / expired (in dollars per share)	0	0	15.73
Outstanding - end of year (in dollars per share)	14.52	14.82	14.36
Exercisable - end of year (in dollars per share)	$ 14.52	$ 14.82	$ 15.27